Financial statements of Barclays PLC, Parent company accounts - Statement of comprehensive income (Parenthetical) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) employee	Dec. 31, 2021 GBP (£) employee	Dec. 31, 2020 GBP (£) employee
Condensed Statement of Income Captions [Line Items]
Profit after tax	£ 5,973	£ 7,056	£ 2,461
Profit/(loss) after tax and other comprehensive income	£ 1,612	£ 4,838	£ 2,066
Number of employees (full time equivalent) | employee	87,400	81,600	83,000
Barclays PLC
Condensed Statement of Income Captions [Line Items]
Profit after tax	£ 2,163	£ 4,343	£ (1,018)
Profit/(loss) after tax and other comprehensive income	£ 2,163	£ 4,343	£ (1,018)
Number of employees (full time equivalent) | employee	61	65